Summary of Stock option activity and warrant activity (Details) {Stockholder's equity}	12 Months Ended
Sep. 30, 2016 shares
Stock Options Shares
Outstanding	7,900,000
Granted	3,750,000
Canceled	(312,500)
Expired	(950,000)
Exercised	0
Outstanding	10,387,500
Granted	750,000
Canceled	0
Outstanding	11,137,500
Exercisable	11,137,500
Stock Options Weighted Average Price
Outstanding	0.38
Granted	0.15
Canceled	0.35
Expired	0.56
Outstanding	0.3
Granted	0.051
Expired	0
Outstanding	0.264
Exercisable	0.264
Stock Warrants Shares
Granted	5,596,638
Canceled	(735,294)
Outstanding	4,861,344
Granted	471,429
Exercised	0
Outstanding	5,332,773
Exercisable	5,332,773
Stock Warrants Weighted Exercise Price
Outstanding	0.09
Granted	0.17
Outstanding	0.07
Granted	0.051
Exercised	0
Outstanding	0.071
Exercisable	0.071